Subsidiaries - Schedule of Subsidiaries, Associates and Joint Venture (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Kibris Telekom [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Kibris Telekom
Country of Incorporation	Turkish Republic of Northern Cyprus
Business	Telecommunications
Effective Ownership Interest	100.00%	100.00%
Turkcell Global Bilgi [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Global Bilgi
Country of Incorporation	Turkey
Business	Customer relations and human resources management
Effective Ownership Interest	100.00%	100.00%
Turktell [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turktell
Country of Incorporation	Turkey
Business	Information technology, value added GSM services and entertainment investments
Effective Ownership Interest	100.00%	100.00%
Turkcell Superonline [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Superonline
Country of Incorporation	Turkey
Business	Telecommunications, television services and content services
Effective Ownership Interest	100.00%	100.00%
Turkcell Satis [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Satis
Country of Incorporation	Turkey
Business	Sales, delivery and digital sales services
Effective Ownership Interest	100.00%	100.00%
Eastasia [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Eastasia
Country of Incorporation	Netherlands
Business	Telecommunications investments
Effective Ownership Interest	100.00%	100.00%
Turkcell Teknoloji [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Teknoloji
Country of Incorporation	Turkey
Business	Research and development
Effective Ownership Interest	100.00%	100.00%
Global Tower [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Global Tower
Country of Incorporation	Turkey
Business	Telecommunications infrastructure business
Effective Ownership Interest	100.00%	100.00%
Rehberlik [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Rehberlik
Country of Incorporation	Turkey
Business	Directory Assistance
Effective Ownership Interest	100.00%	100.00%
Financell [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Financell
Country of Incorporation	Netherlands
Business	Financing business
Effective Ownership Interest		100.00%
Lifecell Ventures [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Ventures
Country of Incorporation	Netherlands
Business	Telecommunications investments
Effective Ownership Interest	100.00%	100.00%
Beltel [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Beltel
Country of Incorporation	Turkey
Business	Telecommunications investments
Effective Ownership Interest	100.00%	100.00%
Turkcell Gayrimenkul [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Gayrimenkul
Country of Incorporation	Turkey
Business	Property investments
Effective Ownership Interest	100.00%	100.00%
Global LLC [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Global LLC
Country of Incorporation	Ukraine
Business	Customer relations management
Effective Ownership Interest	100.00%	100.00%
UkrTower [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	UkrTower
Country of Incorporation	Ukraine
Business	Telecommunications infrastructure business
Effective Ownership Interest	100.00%	100.00%
Turkcell Europe [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Europe
Country of Incorporation	Germany
Business	Telecommunications
Effective Ownership Interest	100.00%	100.00%
Turkcell Odeme [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Odeme
Country of Incorporation	Turkey
Business	Payment services and e-money license
Effective Ownership Interest	100.00%	100.00%
Lifecell [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	lifecell
Country of Incorporation	Ukraine
Business	Telecommunications
Effective Ownership Interest	100.00%	100.00%
Turkcell Finansman [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Finansman
Country of Incorporation	Turkey
Business	Consumer financing services
Effective Ownership Interest	100.00%	100.00%
Beltower [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Beltower
Country of Incorporation	Republic of Belarus
Business	Telecommunications Infrastructure business
Effective Ownership Interest	100.00%	100.00%
Turkcell Enerji [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Enerji
Country of Incorporation	Turkey
Business	Electricity energy trade and wholesale and retail electricity sales
Effective Ownership Interest	100.00%	100.00%
Paycell [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Paycell
Country of Incorporation	Ukraine
Business	Consumer financing services
Effective Ownership Interest	100.00%	100.00%
Lifecell Digital [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Digital
Country of Incorporation	Turkish Republic of Northern Cyprus
Business	Telecommunications
Effective Ownership Interest	100.00%	100.00%
TOFAS [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	TÖFAŞ
Country of Incorporation	Turkey
Business	Interest free consumer financing services
Effective Ownership Interest	100.00%
Turkcell Sigorta [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Sigorta
Country of Incorporation	Turkey
Business	Insurance agency activities
Effective Ownership Interest	100.00%
Belarusian Telecom [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Belarusian Telecom
Country of Incorporation	Republic of Belarus
Business	Telecommunications
Effective Ownership Interest	80.00%	80.00%
Lifetech [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifetech
Country of Incorporation	Republic of Belarus
Business	Information technology, programming and technical support
Effective Ownership Interest	80.00%	80.00%
Inteltek [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Inteltek
Country of Incorporation	Turkey
Business	Information and Entertainment Services
Effective Ownership Interest	55.00%	55.00%
Azerinteltek [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Azerinteltek
Country of Incorporation	Azerbaijan
Business	Information and Entertainment Services
Effective Ownership Interest		28.00%
Fintur [member]
Disclosure of subsidiaries [line items]
Name of Associates	Fintur
Country of Incorporation	Netherlands
Business	Telecommunications investments
Effective Ownership Interest	41.00%	41.00%
Turkiye'nin otomobili [member]
Disclosure of subsidiaries [line items]
Name of Associates	Türkiye'nin Otomobili
Country of Incorporation	Turkey
Business	Electric passenger car development, production and trading activities
Effective Ownership Interest	19.00%
Sofra [member]
Disclosure of subsidiaries [line items]
Name of Joint Venture	Sofra
Country of Incorporation	Turkey
Business	Meal coupons and cards
Effective Ownership Interest	33.00%